Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of joint ventures [line items]
Carrying amount of interest in equity accounted investees	$ 569.0		₨ 43,493.9		₨ 46,756.6
Share of profit/(loss) of equity accounted investees	40.9	₨ 3,363.8	(740.6)	₨ (3,789.6)
Share of other comprehensive income in immaterial associates	0.8	62.9	47.7	30.2
Share of other comprehensive income in equity accounted investees	1.4	115.8	2,226.6	1,530.3
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	406.0		31,796.7		33,357.2
Share of profit/(loss) in joint venture	17.3	1,428.1	(1,848.0)	(4,110.5)
Other adjustments in material joint venture [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	406.0		31,796.7		33,357.2
Share of profit/(loss) in joint venture	0.2	15.4	(206.6)	485.0
Share of other comprehensive income, currency translation differences	1.4	117.0	2,176.5	1,479.9
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	1.2		99.1	100.4	101.3
Share of profit/(loss) in joint venture	0.0	0.0
Share of other comprehensive income, currency translation differences	0.0	2.2	(1.3)	1.5
Share of other comprehensive income in equity accounted investees	0.0	2.2	(1.3)	1.5
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	161.8		11,598.1		₨ 13,298.1
Share of profit/(loss) in immaterial associates	23.4	1,920.3	1,314.0	(164.1)
Share of other comprehensive income, currency translation differences	$ (0.8)	(66.3)	3.7	18.7
Share of other comprehensive income in equity accounted investees		₨ (3.4)	₨ 51.4	₨ 48.9